Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions
Related Party Balances and Transactions
7.	RELATED PARTY BALANCES AND TRANSACTIONS

The components of transactions to related parties is as follows:

	December 31	December 31
Payables to related parties	2022	2021
Key management personnel ("KMP")(a)	$35	$35
Hunter Dickinson Services Inc. ("HDSI")(b)	202	341
Total payables to related parties	$237	$376

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation. Details between the Group and other related parties are disclosed below.

(a)	Transactions and Balances with Key Management Personnel

The aggregate value of transactions with KMP, being the Group’s directors, including Chief Executive Officer ("CEO"), Chief Financial Officer ("CFO"), Company Secretary, Executive Vice President ("EVP"), Environment and Sustainability, Vice President ("VP"), Corporate Communications, VP, Engineering and VP, Public Affairs (until August 31, 2021), and Pebble Partnership ("PLP") senior management including the Interim PLP CEO and Chair of Pebble Mines Corp ("PMC Chair"), Executive VP ("EVP"), Public Affairs, Senior VP ("SVP"), Corporate Affairs, SVP Engineering (until February 28, 2021), VP, Permitting, and Chief of Staff (until February 19, 2021), was as follows for the year ended December 31, 2022 and 2021:

Transaction	2022	2021
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,499	$2,882
Amounts paid and payable to KMP [2]	1,913	2,624
	4,412	5,506
Share-based compensation [3]	1,441	1,854
Total compensation	$5,853	$7,360

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through HDSI (refer (b)).

2.

Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the PLP senior management noted above. The SVP Engineering was employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS") until the end of February 2021. The Group reimbursed HDUS for costs incurred.

3.	SBC relates to options issued and/or vesting and DSUs granted during the respective periods (notes 6(b)-(d)).

Proceeds from Options Exercised

In the year ended December 31, 2022, no KMP options were exercised (2021 – 3,717,000 KMP options exercised at a weighted average exercise price of $0.49 per option, and a weighted average market price on exercise of $0.73 per option for proceeds to the Group of $1,824).

(b)	Transactions and Balances with other Related Parties

HDSI is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement. The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services. HDSI also incurs third party costs on behalf of the Group, which are reimbursed by the Group at cost. Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the year ended December 31, 2022 and 2021, transactions with HDSI were as follows:

Transactions	2022	2021
Services rendered by HDSI:
Technical [1]
Engineering	$372	$735
Environmental	508	434
Socioeconomic	–	285
Other technical services	44	154
	924	1,608
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	2,223	3,029
Shareholder communication	727	721
	2,950	3,750

Total for services rendered	3,874	5,358

Reimbursement of third party expenses
Conferences and travel	124	49
Insurance	48	71
Office supplies and information technology [2]	532	502
Total reimbursed	704	622

Total	$4,578	$5,980

Notes to table:

1.	Included in exploration and evaluation expenses.

2.

Includes payments made for the use of offices and shared space of $151 (2021 - $106). In April 2021, the Company signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026. As of December 31, 2022, the remaining undiscounted commitment was $343.

Pursuant to an addendum to the management services agreement between HDSI and the Company, following a change of control, the Company is subject to termination payments if the management services agreement is terminated. The Company will be required to pay HDSI $2,800 and an aggregate amount equal to six months of annual salaries payable to certain individual service providers under the management services agreement and their respective employment agreements with HDSI.